Annual Total Returns - Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares	Jan. 31, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Eaton Vance TABS 5-to-15 Year Laddered Municipal Bond NextShares
Bar Chart Table:
2012	11.02%
2013	(3.38%)
2014	15.24%
2015	4.62%
2016	0.27%
2017	6.44%
2018	0.51%
2019	7.06%
2020	5.95%
2021	1.12%